Financial instruments (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value measurements

Fair Value Measurement as of June 30, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$—	$—
Total	$—	$—	$—	$—
Fair Value Measurement as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$105	$105
Total	$—	$—	$105	$105

Fair Value Measurement as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$105	$105
Total	$—	$—	$105	$105
Fair Value Measurement as of January 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$825	$825
Total	$—	$—	$825	$825

Reconciliation of Level 3 liabilities
The following table is a reconciliation of our Level 3 liabilities recorded at fair value using significant unobservable inputs:

In thousands
Balance January 31, 2018	$—
Acquisition	1,099
Payment	(243)
Foreign currency translation	(31)
Balance January 31, 2019	825
Payments	(699)
Foreign currency translation	(21)
Balance December 31, 2019	$105